DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail)									9 Months Ended	12 Months Ended
	Jul. 23, 2020 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) $ / shares shares	Nov. 21, 2019 USD ($) $ / shares shares	Aug. 21, 2019 USD ($) $ / shares shares	May 21, 2019 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Nov. 20, 2017 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 13, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 22, 2019 USD ($)	Feb. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
State of incorporation									DE
Date of incorporation									Sep. 18, 2017	Sep. 18, 2017
Voting Rights description							Each Unit consists of one share of common stock, one right ("Public Right") and one-half of one warrant ("Public Warrant"). Each Public Right will convert into one-tenth (1/10) of one share of common stock upon consummation of a Business Combination.
Exercise price | $ / shares							$ 11.50		$ 0.01	$ 0.01
Additional share sold during the period | shares						900,000
Price per share sold | $ / shares						$ 10.00
Gross proceeds						$ 9,225,000
Net proceeds were deposited in Trust Account						9,000,000
Aggregate proceeds held in Trust Account						$ 69,000,000
Representative Shares Issued | shares									120,000	120,000
Additional Representative Shares Issued | shares						18,000
Transaction costs						$ 2,172,419
Underwriting fees						1,725,000
Initial Public Offering costs						$ 447,419
Description of initial Business Combination									The Company's initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.	The Company's initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Net tangible assets									$ 5,000,001	$ 5,000,001
Deposited into trust account														$ 690,000
Additional deposited into trust account													$ 690,000
Common stock redemption shares | shares				846,888	2,119,772
Cash paid				$ 8,891,378	$ 22,099,233
Redemption price per share | $ / shares				$ 10.50	$ 10.43
Deposit an aggregate into trust				$ 236,000	$ 286,814
Trust account related to public share outstanding per share | $ / shares					$ 0.02
Third party contribution					$ 280,000
Principal amount					$ 6,814
Cash									40,018	6		$ 194,280			$ 11,079	$ 449,374
Cash and marketable securities held in Trust Account									5,934,671	32,005,205					70,765,966
Working capital deficit									328,380	582,385
Prepaid income taxes									46,286	69,483					$ 0
Interest income									120,000	838,000
Interest withdrawn from trust account									716,788
Withdrawn from trust account									161,430
Taxes payable										40,050
Withdrawn of interest										555,000
Payment of income taxes										$ 513,000
Second Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock redemption shares | shares			919,091
Cash paid			$ 9,736,077
Redemption price per share | $ / shares			$ 10.59
Deposit an aggregate into trust			$ 60,285
Principal amount			$ 90,428
Third Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock redemption shares | shares		2,433,721
Cash paid		$ 25,997,965
Redemption price per share | $ / shares		$ 10.68
Deposit an aggregate into trust		$ 11,611
Common stock trading period		0
Weighted average price of common stock during the 10-day trading period | $ / shares		$ 11.00
Common stock, trading shares | $ / shares		$ 100,000
Deposited in trust account		$ 34,858
loan amount from investor		$ 17,429
Fourth Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposited into trust account									$ 22,110		$ 44,219
Trust account related to public share outstanding per share | $ / shares	$ 0.02
Weighted average price of common stock during the 10-day trading period | $ / shares	11.00
Common stock, trading shares | $ / shares	$ 100,000
Number of shares of common stock related to redemption | shares	27,786
Paid cash to redeeming stockholders	$ 299,253
Redeeming stockholders per share | $ / shares	$ 10.77
Three Month
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposit into trust account								$ 690,000
Deposit into trust account per share | $ / shares								$ 0.10
Six Month
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposit into trust account								$ 1,380,000
Deposit into trust account per share | $ / shares								$ 0.20
IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Initial Public Offering | shares							6,000,000
Gross proceeds							$ 60,000,000
Exercise price | $ / shares									$ 10.00	$ 10.00
Price per share | $ / shares							$ 10.00
Proceeds from sale of initial public offering							$ 60,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Initial Public Offering | shares						22,500
Exercise price | $ / shares						$ 11.50
Share sold during period | shares							250,000
Price per share | $ / shares						$ 10.00	$ 10.00
Gross proceeds							$ 2,500,000
Additional share sold during the period | shares						22,500
Gross proceeds						$ 225,000